Financial Instruments and Risk Management (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Financial Instruments And Risk Management
Average foreign exchange rate	10
Net foreign exchange loss	$ 24,290	$ 201,206